Related Party & Parties-in-Interest Transactions (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends received	$ 680,000
Realized net losses on sales	1,762,000
Investments, at fair value	608,011,366	$ 643,733,210
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, purchases	684,016
EBP, sales	$ 8,246,323
Number of shares (in shares)	612,081	854,571
Investments, at fair value	$ 15,950,837